                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07169

Morgan Stanley International SmallCap Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL SMALLCAP FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003

TOTAL RETURN FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003

                                                MORGAN
                                               STANLEY
                                               CAPITAL           LIPPER
                                         INTERNATIONAL    INTERNATIONAL
                                           (MSCI) EAFE        SMALL-CAP
CLASS A   CLASS B   CLASS C   CLASS D         INDEX(1)   FUNDS  AVERAGE
  25.44%    24.69%    24.72%    25.38%           20.26%           28.13%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The market environment during the six months ended November 30, 2003, was largely positive across the world's equity markets, with signs of economic improvement in each of the three major economic regions. Japan dominated performance in the Asian markets as economic indicators such as stronger GDP growth and increases in manufacturing showed signs of life. Investors understood the cost advantage of doing business in Japan and responded with cash inflows that propelled the Japanese market to strong gains during the period.

In the U.S., accommodative fiscal and monetary policies provided the stimulus for stronger economic growth and boosted the equity markets. France and Germany once again opted to break through the "stability" barriers to deficit spending in the EU in order to stimulate their economies. The U.S. dollar began weakening in the summer, and fell further in the fall after the G7 nations emphasized the importance of trade growth and placed pressure on China and Japan to adjust their currencies relative to the dollar.

Performance was varied at the sector level for small caps, with economically sensitive sectors such as information technology, materials and industrial sectors leading the pack as investors began to put more faith in economic recovery. Typically defensive sectors such as consumer staples, pharmaceuticals and utilities generally lagged the market. This environment was highly constructive for small-cap stocks, which outperformed their larger-cap peers for the period.

PERFORMANCE ANALYSIS

Morgan Stanley International SmallCap Fund outperformed the MSCI EAFE Index during the six months ended November 30, 2003, though it trailed the Lipper International Small Cap Funds Index. The Fund benefited from its overweighted stock selection position in the materials sector, most notably from companies poised to benefit from export growth to China. The Fund enjoyed strong performance from its overweighted position in industrials, its largest sector exposure, which benefited from the improved economic environment. Examples of positions in the portfolio that benefited from the rebound include elevator and escalator companies and European air transport firms. Its positions in the health-care sector also helped the Fund. Several of the Fund's holdings of small-cap health-care distributors performed strongly, as did a position in a health-care distributor that rebounded from its bottom following a restructuring.

The Fund also gained from its overweighted positions in key markets. Japan, the Fund's largest country weighting, added to performance, as Japanese small caps fared well over the time period. The Fund was buoyed by its exposure to Japanese real estate and consumer-financing companies, which were positioned to benefit from a recovery in the Japanese market and economy. However, its stock selection within information technology, particularly an underweighted stance in leading small-cap Japanese technology firms, detracted from the Fund's performance. The outperformance of small caps in the United Kingdom also boosted the Fund's performance, as small caps there outpaced large caps during 2003. In general, it was the Fund's holdings in health care and certain economically sensitive companies such as employment agencies that added value.

The largest detractor from the Fund's performance was its underweighting in the financial sector, which was the second-best-performing sector in the MSCI EAFE Index. Because of the Fund's focus on investing in small-cap companies, it generally does not invest in large financial services firms or banks, and as a result tends to underperform when this sector rallies. Stock selection in the consumer discretionary sector also hampered performance, as the companies that tended to outperform were of poorer quality and lacked the strong management, balance sheets and franchise value the Fund generally seeks.

TOP 10 HOLDINGS

Leopalace21 Corp.                            2.7%
Aiful Corp.                                  2.3
Kone Corp.                                   2.0
Neopost Corp.                                1.9
Daibiru Corp.                                1.9
KCI Konecranes Corp.                         1.8
Gjensidige Corp.                             1.8
Asatsu-DK Inc.                               1.8
Ariake Japan                                 1.8
Nitta Corp.                                  1.6

TOP FIVE COUNTRIES

Japan                                       30.5%
United Kingdom                              14.8
Finland                                      5.6
France                                       5.6
Switzerland                                  5.4

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES, INCLUDING DEPOSITORY RECEIPTS, OF SMALL-CAPITALIZATION COMPANIES LOCATED OUTSIDE THE UNITED STATES.

2. A COMPANY IS CONSIDERED TO BE A SMALL-CAPITALIZATION COMPANY IF IT HAS A MARKET CAPITALIZATION OF GENERALLY LESS THAN $3 BILLION AT THE TIME OF PURCHASE.

3. THE FUND INVESTS IN COMPANIES LOCATED IN AT LEAST THREE COUNTRIES OUTSIDE THE UNITED STATES AND CURRENTLY MAY INVEST MORE THAN 25 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES LOCATED IN EACH OF THE UNITED KINGDOM AND JAPAN.

4. THE FUND'S MANAGEMENT UTILIZES AN INVESTMENT STRATEGY THAT PRIMARILY EMPHASIZES STOCK RESEARCH AND SELECTION IN COMBINATION WITH QUANTITATIVE ANALYSIS, SEEKING SECURITIES OF COMPANIES WITH LONG-TERM GROWTH PROSPECTS, ATTRACTIVE VALUATION COMPARISONS AND ADEQUATE MARKET LIQUIDITY.

5. THE STOCKS THAT THE FUND'S MANAGEMENT FINDS ATTRACTIVE GENERALLY HAVE VALUATIONS LOWER THAN THE MANAGEMENT'S PERCEPTION OF THEIR FUNDAMENTAL VALUE, AS REFLECTED IN PRICE-TO-CASH FLOW AND PRICE-TO-BOOK RATIOS OR OTHER STOCK VALUATION MEASURES.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2003

                                    CLASS A SHARES*     CLASS B SHARES**    CLASS C SHARES+     CLASS D SHARES++
                                   (SINCE 07/28/97)     (SINCE 07/29/94)    (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                                       ISMAX                ISMBX               ISMCX               ISMDX
1 YEAR                                      40.02%(3)           38.56%(3)            38.61%(3)             40.10%(3)
                                            32.67(4)            33.56(4)             37.61(4)                 --
5 YEARS                                      9.10(3)             8.20(3)              8.28(3)               9.26(3)
                                             7.93(4)             7.91(4)              8.28(4)                 --
SINCE INCEPTION                              4.58(3)             1.77(3)              3.79(3)               4.68(3)
                                             3.69(4)             1.77(4)              3.79(4)                 --

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF INTERNATIONAL SMALL CAP STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL SMALL-CAP FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL-CAP FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (93.9%)

            AUSTRALIA (2.8%)
            FINANCIAL CONGLOMERATES
  173,074   Promina Group Ltd.                                   $       414,532
                                                                 ---------------
            HOSPITAL/NURSING MANAGEMENT
  128,908   Ramsay Health Care Ltd.                                      409,490
                                                                 ---------------
            PACKAGED SOFTWARE
  623,002   INFOMEDIA Ltd.                                               383,184
                                                                 ---------------
            PUBLISHING: NEWSPAPERS
  453,961   John Fairfax Holdings Ltd.                                 1,143,132
                                                                 ---------------
            TOTAL AUSTRALIA                                            2,350,338
                                                                 ---------------

            BELGIUM (0.9%)
            FOOD: SPECIALTY/CANDY
   25,884   Omega Pharma S.A.                                            728,949
                                                                 ---------------
            DENMARK (1.9%)
            FOOD: SPECIALTY/CANDY
   11,389   Danisco AS                                                   467,973
                                                                 ---------------
            OTHER TRANSPORTATION
   10,414   Kobenhavns Lufthavne AS                                    1,149,485
                                                                 ---------------
            TOTAL DENMARK                                              1,617,458
                                                                 ---------------

            FINLAND (5.6%)
            BUILDING PRODUCTS
   16,174   Uponor Oyj                                                   470,232
                                                                 ---------------
            ENGINEERING & CONSTRUCTION
   30,761   Kone Oyj (B Shares)                                        1,658,465
                                                                 ---------------
            INDUSTRIAL MACHINERY
   88,536   Metso Oyj                                                  1,035,983
                                                                 ---------------
            TRUCKS/CONSTRUCTION/FARM
            MACHINERY
   47,434   KCI Konecranes Oyj                                         1,526,354
                                                                 ---------------
            TOTAL FINLAND                                              4,691,034
                                                                 ---------------

            FRANCE (5.6%)
            AEROSPACE & DEFENSE
   35,154   Zodiac S.A.                                                1,040,588
                                                                 ---------------
            ENGINEERING & CONSTRUCTION
    8,838   Alliance et Gestion
             Commerciale                                         $       751,777
                                                                 ---------------
            OFFICE EQUIPMENT/SUPPLIES
   31,398   Neopost S.A.                                               1,581,009
                                                                 ---------------
            OTHER CONSUMER SPECIALTIES
   19,953   L'Europeenne d'Extincteurs*                                        0
                                                                 ---------------
            OTHER TRANSPORTATION
   26,365   Autoroutes du Sud de la
             France                                                      853,443
                                                                 ---------------
            TEXTILES
   14,576   Chargeurs S.A.                                               428,142
                                                                 ---------------
            TOTAL FRANCE                                               4,654,959
                                                                 ---------------

            GERMANY (4.7%)
            APPAREL/FOOTWEAR
   32,558   Hugo Boss AG (Pref.)                                         608,927
                                                                 ---------------
            AUTO PARTS: O.E.M.
   11,850   Beru AG                                                      721,003
                                                                 ---------------
            ELECTRICAL PRODUCTS
   12,663   Pfeiffer Vacuum Technology AG                                419,773
                                                                 ---------------
            HOME FURNISHINGS
   15,119   WMF - Wuerttembergische
             Metallwarenfabrik AG (Pref.)                                224,765
                                                                 ---------------
            INDUSTRIAL MACHINERY
    3,628   Rational AG                                                  198,560
   42,700   Sartorius AG                                                 348,113
                                                                 ---------------
                                                                         546,673
                                                                 ---------------
            INTERNET SOFTWARE/SERVICES
    2,901   SCS Standard
             Computersysteme*                                                  0
                                                                 ---------------
            INVESTMENT MANAGERS
   19,565   MPC Muenchmeyer Petersen
             Capital AG                                                  571,165
                                                                 ---------------
            MEDICAL DISTRIBUTORS
      580   Celesio AG                                                    26,382
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            MISCELLANEOUS COMMERCIAL
            SERVICES
   41,656   Techem AG*                                           $       801,559
                                                                 ---------------
            TOTAL GERMANY                                              3,920,247
                                                                 ---------------

            GREECE (0.8%)
            MOVIES/ENTERTAINMENT
   50,605   Greek Organization of Football
             Prognostics                                                 647,959
                                                                 ---------------
            HONG KONG (1.6%)
            BROADCASTING
   93,500   Television Broadcasts Ltd.                                   469,474
                                                                 ---------------
            REAL ESTATE DEVELOPMENT
   44,000   HongKong Land Holdings Ltd.                                   69,080
                                                                 ---------------
            SPECIALTY TELECOMMUNICATIONS
  479,060   Asia Satellite
             Telecommunications
             Holdings Ltd.                                               829,560
                                                                 ---------------
            TOTAL HONG KONG                                            1,368,114
                                                                 ---------------

            IRELAND (0.0%)
            ENGINEERING & CONSTRUCTION
    8,372   Kingspan Group PLC                                            40,149
                                                                 ---------------

            ITALY (4.0%)
            AUTO PARTS: O.E.M.
  175,779   Sogefi SpA                                                   602,721
                                                                 ---------------
            BEVERAGES: ALCOHOLIC
   19,288   Davide Campari-Milano SpA                                    846,815
                                                                 ---------------
            CONSTRUCTION MATERIALS
   85,154   Buzzi Unicem SpA                                           1,031,120
                                                                 ---------------
            ELECTRONIC COMPONENTS
   28,850   Saes Getters RNC                                             197,845
   17,410   Saes Getters SpA                                             201,840
                                                                 ---------------
                                                                         399,685
                                                                 ---------------
            REGIONAL BANKS
  295,110   Cassa di Risparmio di
             Firenze SpA                                                 496,746
                                                                 ---------------
            TOTAL ITALY                                                3,377,087
                                                                 ---------------

            JAPAN (30.5%)
            ADVERTISING/MARKETING SERVICES
   63,400   Asatsu - DK Inc.                                     $     1,509,662
                                                                 ---------------
            BEVERAGES: NON-ALCOHOLIC
   16,800   ITO EN, Ltd.                                                 640,671
                                                                 ---------------
            BUILDING PRODUCTS
    9,800   Maezawa Kaisei Industries
             Co., Ltd.                                                   113,816
                                                                 ---------------
            COMMERCIAL PRINTING/FORMS
   83,000   Asia Securities Printing Co., Ltd.                           387,702
   55,000   Toppan Forms Co., Ltd.                                       581,060
                                                                 ---------------
                                                                         968,762
                                                                 ---------------
            CONSTRUCTION MATERIALS
  617,000   Sumitomo Osaka Cement
             Co., Ltd.                                                 1,097,664
                                                                 ---------------
            ELECTRICAL PRODUCTS
  101,000   Osaki Electric Co., Ltd.                                     481,918
                                                                 ---------------
            ELECTRONIC COMPONENTS
   60,500   Yamaichi Electronics Co.                                     640,270
                                                                 ---------------
            ELECTRONIC PRODUCTION
            EQUIPMENT
   42,100   Shinkawa Ltd.                                                795,064
                                                                 ---------------
            ELECTRONICS/APPLIANCES
   11,000   Nihon Trim Co., Ltd.                                         576,042
                                                                 ---------------
            FINANCE/RENTAL/LEASING
   32,550   Aiful Corp.                                                1,945,101
  333,000   Jaccs Co., Ltd.                                            1,124,076
                                                                 ---------------
                                                                       3,069,177
                                                                 ---------------
            FOOD RETAIL
    2,000   OZEKI Co., Ltd.                                               81,014
                                                                 ---------------
            FOOD: SPECIALTY/CANDY
   47,500   Ariake Japan Co., Ltd.                                     1,482,073
                                                                 ---------------
            HOME FURNISHINGS
   77,300   Tenma Corp.                                                  734,847
                                                                 ---------------
            INDUSTRIAL MACHINERY
   13,200   Mirai Co., Ltd.                                               63,826
    3,100   Nissei Corp.                                                  21,777

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
  173,000   Tokyo Kikai Seisakusho, Ltd.                         $       416,677
   16,000   Union Tool Co.                                               510,902
                                                                 ---------------
                                                                       1,013,182
                                                                 ---------------
            INDUSTRIAL SPECIALTIES
   17,500   Fujimi Inc.                                                  514,095
  109,200   Nitta Corp.                                                1,346,943
   24,400   Taisei Lamick Co., Ltd.                                      524,240
                                                                 ---------------
                                                                       2,385,278
                                                                 ---------------
            MEDICAL SPECIALTIES
   46,600   Fukuda Denshi Co., Ltd.                                      969,328
   18,000   Nakanishi, Inc.                                              870,359
                                                                 ---------------
                                                                       1,839,687
                                                                 ---------------
            MISCELLANEOUS MANUFACTURING
   73,000   Takuma Co., Ltd.                                             381,617
                                                                 ---------------
            MOVIES/ENTERTAINMENT
  218,000   Yomiuri Land Co., Ltd.                                       688,149
                                                                 ---------------
            OTHER CONSUMER SERVICES
   14,000   Nippon Broadcasting
             System, Inc.                                                638,628
                                                                 ---------------
            REAL ESTATE DEVELOPMENT
  361,000   Daibiru Corp.                                              1,574,291
  254,000   Leopalace21 Corp.                                          2,294,134
  192,000   TOC Co., Ltd.                                              1,035,234
                                                                 ---------------
                                                                       4,903,659
                                                                 ---------------
            RECREATIONAL PRODUCTS
   44,500   Tomy Co., Ltd.*                                              621,969
                                                                 ---------------
            RESTAURANTS
   23,300   Hurxley Corp.                                                342,241
      537   Shidax Corp.                                                 322,367
                                                                 ---------------
                                                                         664,608
                                                                 ---------------
            SPECIALTY STORES
   20,800   Megane Top Co., Ltd.                                         193,559
                                                                 ---------------
            TOTAL JAPAN                                               25,521,316
                                                                 ---------------

            NETHERLANDS (4.1%)
            AGRICULTURAL COMMODITIES/MILLING
   30,418   Nutreco Holding NV                                           829,650
                                                                 ---------------
            ELECTRONIC PRODUCTION EQUIPMENT
   73,996   BE Semiconductor
             Industries NV*                                      $       544,703
                                                                 ---------------
            FOOD RETAIL
  566,191   Laurus NV*                                                   916,389
                                                                 ---------------
            FOOD: SPECIALTY/CANDY
   10,412   CSM NV                                                       225,941
                                                                 ---------------
            OILFIELD SERVICES/EQUIPMENT
   20,119   IHC Caland NV                                                940,706
                                                                 ---------------
            TOTAL NETHERLANDS                                          3,457,389
                                                                 ---------------

            NEW ZEALAND (2.8%)
            CASINO/GAMING
  284,194   Sky City Entertainment
             Group Ltd.                                                  828,614
                                                                 ---------------
            ELECTRONICS/APPLIANCES
  137,324   Fisher & Paykel Appliance
             Holdings Ltd.                                               331,903
                                                                 ---------------
            MEDICAL SPECIALTIES
  151,411   Fisher & Paykel Healthcare
             Corp., Ltd.                                               1,176,268
                                                                 ---------------
            TOTAL NEW ZEALAND                                          2,336,785
                                                                 ---------------

            NORWAY (2.3%)
            LIFE/HEALTH INSURANCE
   64,430   Storebrand ASA*                                              393,995
                                                                 ---------------
            REGIONAL BANKS
   34,752   Gjensidige NOR ASA                                         1,516,119
                                                                 ---------------
            TOTAL NORWAY                                               1,910,114
                                                                 ---------------

            SPAIN (1.8%)
            MISCELLANEOUS COMMERCIAL
            SERVICES
   54,662   Amadeus Global Travel
             Distribution S.A. (A Shares)                                340,778
                                                                 ---------------
            OTHER TRANSPORTATION
   30,210   Abertis Infraestructuras, S.A.                               423,759
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            PULP & PAPER
   18,373   Miquel y Costas & Miquel, S.A.                       $       741,222
                                                                 ---------------
            TOTAL SPAIN                                                1,505,759
                                                                 ---------------

            SWEDEN (4.3%)
            INDUSTRIAL SPECIALTIES
   21,812   Hoganas AB (Class B)                                         451,908
                                                                 ---------------
            INVESTMENT BANKS/BROKERS
   44,316   D. Carnegie & Co. AB                                         401,875
                                                                 ---------------
            MEDICAL SPECIALTIES
   49,820   Getinge AB (B Shares)                                        468,277
                                                                 ---------------
            MISCELLANEOUS COMMERCIAL
            SERVICES
  212,230   Intrum Justitia AB                                         1,062,035
                                                                 ---------------
            TOBACCO
  134,690   Swedish Match AB                                           1,212,508
                                                                 ---------------
            TOTAL SWEDEN                                               3,596,603
                                                                 ---------------

            SWITZERLAND (5.4%)
            BUILDING PRODUCTS
      809   Zehnder Group AG                                             597,820
                                                                 ---------------
            CONTAINERS/PACKAGING
    3,018   SIG Holding AG (Registered)                                  407,348
                                                                 ---------------
            MULTI-LINE INSURANCE
   15,589   Converium Holding AG                                         760,734
                                                                 ---------------
            PHARMACEUTICALS: MAJOR
    3,856   Galenica Holding AG (Registered)                             522,696
                                                                 ---------------
            PUBLISHING: BOOKS/MAGAZINES
    2,402   Edipresse S.A. (Bearer Shares)                             1,107,041
                                                                 ---------------
            SPECIALTY STORES
    4,744   Valora Holding AG                                          1,128,124
                                                                 ---------------
            TOTAL SWITZERLAND                                          4,523,763
                                                                 ---------------

            UNITED KINGDOM (14.8%)
            BROADCASTING
   99,041   Capital Radio PLC                                            799,641
                                                                 ---------------
            BUILDING PRODUCTS
  172,234   SIG PLC                                                      889,502
                                                                 ---------------
            CASINO/GAMING
   70,937   William Hill PLC                                             477,482
                                                                 ---------------
            CHEMICALS: SPECIALTY
  134,542   British Vita PLC                                     $       602,196
                                                                 ---------------
            COMMERCIAL PRINTING/FORMS
   86,146   De La Rue PLC                                                428,588
                                                                 ---------------
            ELECTRONICS/APPLIANCE STORES
  165,965   HMV Group PLC                                                479,276
                                                                 ---------------
            ENGINEERING & CONSTRUCTION
   99,892   KELLER GROUP PLC                                             402,052
                                                                 ---------------
            FINANCE/RENTAL/LEASING
  239,558   Cattles PLC                                                1,319,677
                                                                 ---------------
            FOOD: SPECIALTY/CANDY
  229,785   Devro PLC                                                    356,057
                                                                 ---------------
            HOUSEHOLD/PERSONAL CARE
  115,926   SSL International PLC                                        636,119
                                                                 ---------------
            INDUSTRIAL MACHINERY
  132,506   Rotork PLC                                                   798,952
   93,869   Spirax-Sarco Engineering PLC                                 905,743
                                                                 ---------------
                                                                       1,704,695
                                                                 ---------------
            MEDICAL DISTRIBUTORS
   38,151   Alliance Unichem PLC                                         330,027
                                                                 ---------------
            MISCELLANEOUS COMMERCIAL
            SERVICES
  455,121   PHS Group PLC                                                638,545
                                                                 ---------------
            MISCELLANEOUS MANUFACTURING
  332,819   Novar PLC                                                    733,373
                                                                 ---------------
            PERSONNEL SERVICES
  109,647   Michael Page International PLC                               354,392
                                                                 ---------------
            RESTAURANTS
  142,165   Luminar PLC                                                  975,277
  234,217   Regent Inns PLC                                              327,805
                                                                 ---------------
                                                                       1,303,082
                                                                 ---------------
            TRUCKING
  246,347   Wincanton PLC                                                893,253
                                                                 ---------------
            TOTAL UNITED KINGDOM                                      12,347,957
                                                                 ---------------
            TOTAL COMMON AND
             PREFERRED STOCKS
             (COST $66,468,730)                                       78,595,980
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                             VALUE
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (4.2%)
            REPURCHASE AGREEMENT
$   3,533   Joint repurchase agreement
             account 1.05% due 12/01/03
             (dated 11/28/03; proceeds
             $3,533,309) (a)
             (COST $3,533,000)                                   $     3,533,000
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $70,001,730) (b)                          98.1%                82,128,980
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                      1.9                  1,548,214
                                                -----            ---------------
NET ASSETS                                      100.0%           $    83,677,194
                                                =====            ===============

   *   NON-INCOME PRODUCING SECURITY.

   (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $14,239,716 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,112,466, RESULTING IN NET UNREALIZED APPRECIATION OF $12,127,250.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2003:

                                        UNREALIZED
 CONTRACTS   IN EXCHANGE   DELIVERY    APPRECIATION
 TO DELIVER      FOR         DATE     (DEPRECIATION)
----------------------------------------------------
$   34,506   AUD 47,759    12/01/03        $ 53
GBP 22,186   $   38,183    12/02/03         (11)
                                           ----
      Net unrealized appreciation          $ 41
                                           ====


CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
GBP  British Pound.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

                                                                 PERCENT OF
INDUSTRY                                            VALUE        NET ASSETS
---------------------------------------------------------------------------
Advertising/Marketing
 Services                                       $    1,509,662       1.8%
Aerospace & Defense                                  1,040,588       1.2
Agricultural Commodities/
 Milling                                               829,650       1.0
Apparel/Footwear                                       608,927       0.7
Auto Parts: O.E.M.                                   1,323,724       1.6
Beverages: Alcoholic                                   846,815       1.0
Beverages: Non-Alcoholic                               640,671       0.8
Broadcasting                                         1,269,115       1.5
Building Products                                    2,071,370       2.5
Casino/Gaming                                        1,306,096       1.6
Chemicals: Specialty                                   602,196       0.7
Commercial Printing/Forms                            1,397,350       1.7
Construction Materials                               2,128,784       2.5
Containers/Packaging                                   407,348       0.5
Electrical Products                                    901,691       1.1
Electronic Components                                1,039,955       1.2
Electronic Production
 Equipment                                           1,339,767       1.6
Electronics/Appliance Stores                           479,276       0.6
Electronics/Appliances                                 907,945       1.1
Engineering & Construction                           2,852,443       3.4
Finance/Rental/Leasing                               4,388,854       5.2
Financial Conglomerates                                414,532       0.5
Food Retail                                            997,403       1.2
Food: Specialty/Candy                                3,260,993       3.9
Home Furnishings                                       959,612       1.1
Hospital/Nursing Management                            409,490       0.5
Household/Personal Care                                636,119       0.8
Industrial Machinery                                 4,300,533       5.1
Industrial Specialties                               2,837,186       3.4
Investment Banks/Brokers                               401,875       0.5
Investment Managers                                    571,165       0.7
Life/Health Insurance                                  393,995       0.5
Medical Distributors                                   356,409       0.4
Medical Specialties                                  3,484,232       4.2
Miscellaneous Commercial
 Services                                       $    2,842,917       3.4%
Miscellaneous Manufacturing                          1,114,990       1.3
Movies/Entertainment                                 1,336,108       1.6
Multi-Line Insurance                                   760,734       0.9
Office Equipment/Supplies                            1,581,009       1.9
Oilfield Services/Equipment                            940,706       1.1
Other Consumer Services                                638,628       0.8
Other Transportation                                 2,426,687       2.9
Packaged Software                                      383,184       0.5
Personnel Services                                     354,392       0.4
Pharmaceuticals: Major                                 522,696       0.6
Publishing: Books/Magazines                          1,107,041       1.3
Publishing: Newspapers                               1,143,132       1.4
Pulp & Paper                                           741,222       0.9
Real Estate Development                              4,972,739       5.9
Recreational Products                                  621,969       0.7
Regional Banks                                       2,012,865       2.4
Repurchase Agreement                                 3,533,000       4.2
Restaurants                                          1,967,690       2.4
Specialty Stores                                     1,321,683       1.6
Specialty Telecommunications                           829,560       1.0
Textiles                                               428,142       0.5
Tobacco                                              1,212,508       1.4
Trucking                                               893,253       1.1
Trucks/Construction/
 Farm Machinery                                      1,526,354       1.8
                                                --------------      ----
                                                $   82,128,980      98.1%
                                                ==============      ====

                                                                 PERCENT OF
TYPE OF INVESTMENT                                  VALUE        NET ASSETS
---------------------------------------------------------------------------
Common Stocks                                   $   77,762,289      92.9%
Preferred Stocks                                       833,691       1.0
Short-Term Investment                                3,533,000       4.2
                                                --------------      ----
                                                $   82,128,980      98.1%
                                                ==============      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $70,001,730)                             $  82,128,980
Foreign cash                                           66,280
Receivable for:
 Shares of beneficial interest sold                 1,260,968
 Investments sold                                     276,248
 Dividends                                            155,836
Foreign withholding taxes reclaimed                    71,071
Prepaid expenses and other assets                      41,356
                                                -------------
    TOTAL ASSETS                                   84,000,739
                                                =============
LIABILITIES:
Payable for:
 Investments purchased                                135,933
 Investment management fee                             76,990
 Distribution fee                                      42,955
 Shares of beneficial interest redeemed                 5,993
Accrued expenses and other payables                    61,674
                                                -------------
    TOTAL LIABILITIES                                 323,545
                                                -------------
    NET ASSETS                                  $  83,677,194
                                                =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                 $  81,282,342
Net unrealized appreciation                        12,139,797
Accumulated net investment loss                      (403,543)
Accumulated net realized loss                      (9,341,402)
                                                -------------
    NET ASSETS                                  $  83,677,194
                                                =============
CLASS A SHARES:
Net Assets                                      $   2,472,289
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                      216,097
    Net Asset Value Per Share                   $       11.44
                                                =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net
    asset value)                                $       12.07
                                                =============
CLASS B SHARES:
Net Assets                                      $  48,756,660
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                    4,450,495
    NET ASSET VALUE PER SHARE                   $       10.96
                                                =============
CLASS C SHARES:
Net Assets                                      $   3,412,022
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                      311,629
    NET ASSET VALUE PER SHARE                   $       10.95
                                                =============
CLASS D SHARES:
Net Assets                                      $  29,036,223
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                    2,534,633
    NET ASSET VALUE PER SHARE                   $       11.46
                                                =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $72,769 foreign
 withholding tax)                               $     624,610
Interest                                               14,715
                                                -------------
    TOTAL INCOME                                      639,325
                                                -------------
EXPENSES
Investment management fee                             400,133
Distribution fee (Class A shares)                       3,262
Distribution fee (Class B shares)                     215,946
Distribution fee (Class C shares)                      11,525
Transfer agent fees and expenses                       77,738
Custodian fees                                         53,408
Professional fees                                      35,180
Registration fees                                      33,856
Shareholder reports and notices                        26,617
Trustees' fees and expenses                             4,522
Other                                                   8,726
                                                -------------
    TOTAL EXPENSES                                    870,913
                                                -------------
    NET INVESTMENT LOSS                              (231,588)
                                                -------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
 Investments                                        3,521,181
 Foreign exchange transactions                         15,199
                                                -------------
    NET REALIZED GAIN                               3,536,380
                                                -------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
 Investments                                       11,539,310
 Translation of forward foreign currency
 contracts, other assets and liabilities
 denominated in foreign currencies                    (30,413)
                                                -------------
    NET APPRECIATION                               11,508,897
                                                -------------
    NET GAIN                                       15,045,277
                                                -------------
NET INCREASE                                    $  14,813,689
                                                =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED          ENDED
                                                                          NOVEMBER 30, 2003   MAY 31, 2003
                                                                          -----------------   ------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                         $   (231,588)     $    (89,090)
Net realized gain (loss)                                                       3,536,380        (7,160,953)
Net change in unrealized appreciation/depreciation                            11,508,897         1,177,451
                                                                            ------------      ------------

    NET INCREASE (DECREASE)                                                   14,813,689        (6,072,592)

Net increase from transactions in shares of beneficial interest                9,162,342        11,471,256
                                                                            ------------      ------------

    NET INCREASE                                                              23,976,031         5,398,664

NET ASSETS:
Beginning of period                                                           59,701,163        54,302,499
                                                                            ------------      ------------
END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
$403,543 AND $171,955, RESPECTIVELY)                                        $ 83,677,194      $ 59,701,163
                                                                            ============      ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the NASDAQ is valued at the NASDAQ Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Effective August 11, 2003, the Investment Manager entered into a new Sub-Advisory Agreement with the Sub-Advisor, thereby replacing the previous Sub-Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Former Sub-Advisor"). Under both the current and the former Sub-Advisory Agreements, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid the Sub-Advisor compensation of $106,561 for the period August 11, 2003 through November 30, 2003 and paid the former Sub-Advisor compensation of $53,492 for the period June 1, 2003 through August 10, 2003.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,062,231 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $23,584 and $344, respectively and received $10,910 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2003 aggregated $27,341,566 and $20,906,057, respectively. Included in the aforementioned transactions are sales of $1,667,574 with other Morgan Stanley funds, including a net realized loss of $2,348.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

At November 30, 2003, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 461,992 Class D shares of beneficial interest of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                    FOR THE YEAR
                                                      MONTHS ENDED                        ENDED
                                                    NOVEMBER 30, 2003                 MAY 31, 2003
                                               --------------------------      --------------------------
                                                      (UNAUDITED)
                                                 SHARES         AMOUNT           SHARES          AMOUNT
                                               ----------    ------------      ----------    ------------
CLASS A SHARES
Sold                                            2,216,285    $ 21,377,147       4,193,347    $ 35,447,140
Redeemed                                       (2,726,163)    (26,231,763)     (3,577,538)    (30,469,591)
                                               ----------    ------------      ----------    ------------
Net increase (decrease) -- Class A               (509,878)     (4,854,616)        615,809       4,977,549
                                               ----------    ------------      ----------    ------------
CLASS B SHARES
Sold                                              981,809       9,992,363       2,009,939      18,181,769
Redeemed                                         (662,376)     (6,718,747)     (2,231,684)    (18,400,337)
                                               ----------    ------------      ----------    ------------
Net increase (decrease) -- Class B                319,433       3,273,616        (221,745)       (218,568)
                                               ----------    ------------      ----------    ------------
CLASS C SHARES
Sold                                              171,035       1,800,788         217,551       1,820,287
Redeemed                                          (47,515)       (494,516)       (183,710)     (1,496,998)
                                               ----------    ------------      ----------    ------------
Net increase -- Class C                           123,520       1,306,272          33,841         323,289
                                               ----------    ------------      ----------    ------------
CLASS D SHARES
Sold                                            1,103,073      11,803,129       1,581,116      13,452,887
Redeemed                                         (223,174)     (2,366,059)       (816,855)     (7,063,901)
                                               ----------    ------------      ----------    ------------
Net increase -- Class D                           879,899       9,437,070         764,261       6,388,986
                                               ----------    ------------      ----------    ------------
Net increase in Fund                              812,974    $  9,162,342       1,192,166    $ 11,471,256
                                               ==========    ============      ==========    ============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the Fund had a net capital loss carryforward of $9,475,214 of which $877,914 will expire on May 31, 2010 and $8,597,300 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2003, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At November 30, 2003, investments in securities of issuers in Japan represented 30.5% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                              MONTHS ENDED      ----------------------------------------------------
                                            NOVEMBER 30, 2003     2003       2002       2001       2000       1999
                                            -----------------   --------   --------   --------   --------   --------
                                               (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   9.12        $  10.10   $   9.96   $  11.42   $   8.93   $   8.85
                                                --------        --------   --------   --------   --------   --------
Income (loss) from investment operations:
  Net investment income (loss)++                   (0.01)           0.03      (0.03)     (0.01)      0.02          -
  Net realized and unrealized
   gain (loss)                                      2.33           (1.01)      0.42      (1.34)      2.47       0.08
                                                --------        --------   --------   --------   --------   --------
Total income (loss) from
 investment operations                              2.32           (0.98)      0.39      (1.35)      2.49       0.08
                                                --------        --------   --------   --------   --------   --------
Less dividends and distributions from:
  Net investment income                                -               -          -      (0.11)         -          -
  Net realized gain                                    -               -      (0.25)         -          -          -
                                                --------        --------   --------   --------   --------   --------
Total dividends and distributions                      -               -      (0.25)     (0.11)         -          -
                                                --------        --------   --------   --------   --------   --------
Net asset value, end of period                   $ 11.44        $   9.12   $  10.10   $   9.96   $  11.42   $   8.93
                                                ========        ========   ========   ========   ========   ========
TOTAL RETURN+                                      25.44%(1)       (9.70)%     4.33%    (11.96)%    28.40%      0.68%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.08%(2)        2.27%      2.40%      2.06%      2.10%      2.36%
Net investment income (loss)                       (0.25)%(2)       0.36%     (0.46)%     0.10%      0.00%     (0.12)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                    $ 2,472        $  6,623   $  1,113   $  4,917   $  1,950   $    491
Portfolio turnover rate                               31%(1)          70%        62%        65%        94%        31%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                              MONTHS ENDED      ----------------------------------------------------
                                            NOVEMBER 30, 2003     2003       2002       2001       2000       1999
                                            -----------------   --------   --------   --------   --------   --------
                                               (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period           $    8.79        $   9.81   $   9.76   $  11.19   $   8.82   $   8.80
                                               ---------        --------   --------   --------   --------   --------
Income (loss) from investment operations:
  Net investment loss++                            (0.05)          (0.03)     (0.11)     (0.07)     (0.09)     (0.09)
  Net realized and unrealized
   gain (loss)                                      2.22           (0.99)      0.41      (1.35)      2.46       0.11
                                               ---------        --------   --------   --------   --------   --------
Total income (loss) from
 investment operations                              2.17           (1.02)      0.30      (1.42)      2.37       0.02
                                               ---------        --------   --------   --------   --------   --------
Less dividends and distributions from:
  Net investment income                                -               -          -      (0.01)         -          -
  Net realized gain                                    -               -      (0.25)         -          -          -
                                               ---------        --------   --------   --------   --------   --------
Total dividends and distributions                      -               -      (0.25)     (0.01)         -          -
                                               ---------        --------   --------   --------   --------   --------
Net asset value, end of period                 $   10.96        $   8.79   $   9.81   $   9.76   $  11.19   $   8.82
                                               =========        ========   ========   ========   ========   ========
TOTAL RETURN+                                      24.69%(1)      (10.40)%     3.49%    (12.74)%    27.27%      0.00%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.83%(2)        3.03%      3.16%      2.86%      2.86%      3.12%
Net investment loss                                (1.00)%(2)      (0.40)%    (1.22)%    (0.68)%    (0.76)%    (0.88)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $  48,757        $ 36,299   $ 42,684   $ 44,681   $ 66,038   $ 48,711
Portfolio turnover rate                               31%(1)          70%        62%        65%        94%        31%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                              MONTHS ENDED      ----------------------------------------------------
                                            NOVEMBER 30, 2003     2003       2002       2001       2000       1999
                                            -----------------   --------   --------   --------   --------   --------
                                               (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period           $    8.78        $   9.80   $   9.73   $  11.21   $   8.83   $   8.80
                                               ---------        --------   --------   --------   --------   --------
Income (loss) from investment operations:
  Net investment loss++                            (0.05)          (0.03)     (0.08)     (0.03)     (0.07)     (0.06)
  Net realized and unrealized gain (loss)           2.22           (0.99)      0.40      (1.39)      2.45       0.09
                                               ---------        --------   --------   --------   --------   --------
Total income (loss) from
 investment operations                              2.17           (1.02)      0.32      (1.42)      2.38       0.03
                                               ---------        --------   --------   --------   --------   --------
Less dividends and distributions from:
  Net investment income                                -               -          -      (0.06)         -          -
  Net realized gain                                    -               -      (0.25)         -          -          -
                                               ---------        --------   --------   --------   --------   --------
Total dividends and distributions                      -               -      (0.25)     (0.06)         -          -
                                               ---------        --------   --------   --------   --------   --------
Net asset value, end of period                 $   10.95        $   8.78   $   9.80   $   9.73   $  11.21   $   8.83
                                               =========        ========   ========   ========   ========   ========
TOTAL RETURN+                                      24.72%(1)      (10.41)%     3.71%    (12.78)%    27.21%      0.23%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.83%(2)        3.00%      2.89%      2.86%      2.86%      2.90%
Net investment loss                                (1.00)%(2)      (0.37)%    (0.95)%    (0.68)%    (0.76)%    (0.66)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $   3,412        $  1,652   $  1,511   $    979   $  1,042   $    189
Portfolio turnover rate                               31%(1)          70%        62%        65%        94%        31%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                              MONTHS ENDED      ----------------------------------------------------
                                            NOVEMBER 30, 2003     2003       2002       2001       2000       1999
                                            -----------------   --------   --------   --------   --------   --------
                                               (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period           $    9.14        $  10.10   $   9.95   $  11.45   $   8.94   $   8.87
                                               ---------        --------   --------   --------   --------   --------
Income (loss) from investment operations:
  Net investment income (loss)                      0.00            0.05      (0.01)      0.07       0.03       0.04
  Net realized and unrealized gain (loss)           2.32           (1.01)      0.41      (1.42)      2.48       0.03
                                               ---------        --------   --------   --------   --------   --------
Total income (loss) from
 investment operations                              2.32           (0.96)      0.40      (1.35)      2.51       0.07
                                               ---------        --------   --------   --------   --------   --------
Less dividends and distributions from:
  Net investment income                                -               -          -      (0.15)         -          -
  Net realized gain                                    -               -      (0.25)         -          -          -
                                               ---------        --------   --------   --------   --------   --------
Total dividends and distributions                      -               -      (0.25)     (0.15)         -          -
                                               ---------        --------   --------   --------   --------   --------
Net asset value, end of period                 $   11.46        $   9.14   $  10.10   $   9.95   $  11.45   $   8.94
                                               =========        ========   ========   ========   ========   ========
TOTAL RETURN+                                      25.38%(1)       (9.50)%     4.54%    (11.92)%    28.48%      0.56%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.83%(2)        2.03%      2.16%      1.86%      1.86%      2.12%
Net investment income (loss)                        0.00%(2)        0.60%     (0.22)%     0.32%      0.24%      0.12%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $  29,036        $ 15,128   $  8,995   $  5,306   $  1,813   $    530
Portfolio turnover rate                               31%(1)          70%        62%        65%        94%        31%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph McAlinden
VICE PRESIDENT

Stephanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E144QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

38543RPT-00-13320A04-oP-1/04

[MORGAN STANLEY LOGO]

[GRAPHIC]

MORGAN STANLEY FUNDS

MORGAN STANLEY
INTERNATIONAL
SMALLCAP FUND

SEMIANNUAL REPORT
NOVEMBER 30, 2003

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004